Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss	$ (669,011)	$ (949,203)	$ (5,748,397)	$ (8,841,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,545	8,492	60,129	53,741
Amortization of debt discount	0	109,455	431,681	642,029
Change in fair value of note			698,147	0
Accrued interest expense included in notes payable	13,116	17,148	86,711	110,919
Fair value of warrants issued as post-maturity interest	0	99,782	575,673	0
Stock-based compensation	103,623	8,127	787,684	2,400,139
Stock-based compensation - related parties	57,158	240,892	982,846	2,485,450
Management fee compensation expense			191,781	0
Loss on settlement of promissory notes payable and accounts payable			249,739	258,606
Inducement expense on conversions of notes payable to equity			0	1,699,609
Warrants issued in payment of accounts payable			0	7,993
(Increase) decrease in -
Accounts receivable	(240)	15	(537)	(97)
Inventories	(6,025)	(10,465)	(13,436)	(6,335)
Deposits and prepaid expenses	(8,369)	11,361	14,587	(9,345)
Increase (decrease) in -
Accounts payable and accrued expenses	77,083	122,454	84,605	76,112
Accrued and deferred rent costs	(28,456)	(21,920)	(54,787)	(17,283)
Net cash used in operating activities	(445,576)	(363,862)	(1,653,574)	(1,139,758)
Investing Activities
Purchase of property and equipment	0	(1,171)	(3,354)	(2,162)
Net cash used in investing activities	0	(1,171)	(3,354)	(2,162)
Financing Activities
Proceeds from issuance of convertible notes payable	0	136,000	136,000	542,500
Proceeds from issuance of promissory notes - related party	0	90,000	140,000	200,000
Proceeds from issuance of promissory notes	100,000	25,000	220,000	100,000
Payments on promissory notes	(14,000)	0	(151,000)	0
Proceeds from issuance of preferred stock	700,000	0	1,145,000	0
Proceeds from exercise of warrants			0	75,000
Increase in due to related parties	41,906	85,300	215,598	232,110
Net cash provided by financing activities	827,906	336,300	1,705,598	1,149,610
Cash:
Net increase (decrease)	382,330	(28,733)	48,670	7,690
Balance at beginning of period	62,520	13,850	13,850	6,160
Balance at end of period	444,850	(14,883)	62,520	13,850
Supplemental disclosure of cash flow information:
Cash paid for - Interest	0	0	0	0
Cash paid for - Income taxes	0	0	0	0
Non-cash financing activities:
Issuance of common stock upon conversion of accrued management fees			410,960	0
Issuance of preferred stock upon conversion of notes payable and related interest			535,149	0
Issuance of common stock upon conversion of notes payable and related interest			687,369	2,412,809
Fair value of warrants issued in connection with promissory and convertible notes payable	0	124,710	270,075	198,232
Beneficial conversion feature associated with promissory and convertible notes payable	$ 0	$ 39,774	70,949	25,844
Accrued interest on notes payable utilized to exercise warrants			0	93,333
Fair value of warrants issued in conversion of accounts payable			$ 0	$ 7,504